FORWARD FUNDS

101 California Street, 16th Floor

San Francisco, California 94111

January 15, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-1520

RE:	Forward Funds (“Registrant”)
File Nos.: 033-48940 and 811-06722
Forward Total MarketPlus Fund

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement dated October 30, 2015 supplement to the Prospectuses dated May 1, 2015, for Investor Class, Institutional Class and Class Z shares of the Forward Total MarketPlus Fund (the “Fund”) (Accession Number: 0001193125-15-360451). The purpose of this filing is to submit the 497(e) filing dated October 30, 2015 in XBRL for the Fund.

If you have any questions regarding this filing, please contact Megan Hadley Koehler, with the Registrant’s service provider, ALPS Fund Services, Inc., at (720) 917-0585 or via email at megan.koehler@alpsinc.com.

Sincerely,

/s/ Robert S. Naka
Robert S. Naka
Vice President